Schedule of Investments (unaudited) September 30, 2019	iShares Short-Term TIPS Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — 98.9%
U.S. Treasury Inflation Protected Security:
1.38%, 01/15/20	$265	$263,763
0.13%, 04/15/20	946	937,443
1.25%, 07/15/20	262	263,398
1.13%, 01/15/21	1,183	1,186,237
0.13%, 04/15/21	925	914,969
0.63%, 07/15/21	478	479,560
0.13%, 01/15/22	817	808,667
0.13%, 04/15/22	858	849,069
0.13%, 07/15/22	793	789,508
0.13%, 01/15/23	598	592,771
0.63%, 04/15/23	895	902,030
0.38%, 07/15/23	923	927,933
0.63%, 01/15/24	970	984,427

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
0.50%, 04/15/24	$422	$427,207
0.13%, 07/15/24	751	749,992

Total Long-Term Investments — 98.9% (Cost — $11,069,975)		11,076,974

	Shares

Short-Term Securities — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(a)(b)	95,481	95,481

Total Short-Term Securities — 0.8% (Cost — $95,481)		95,481

Total Investments — 99.7% (Cost — $11,165,456)		11,172,455

Other Assets Less Liabilities — 0.3%		29,662

Net Assets — 100.0%		$11,202,117

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/ affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	51,079	44,402	95,481	$95,481	$1,583	$—	$—

(a)	Includes net capital gain distributions, if applicable.

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Schedule of Investments (unaudited) (continued) September 30, 2019	iShares Short-Term TIPS Bond Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$11,076,974	$—	$11,076,974
Short-Term Securities	95,481	—	—	95,481

	$95,481	$11,076,974	$—	$11,172,455

(a)	See above Schedule of Investments for values in each country.

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